PLEDGED BANK DEPOSITS/BANK BALANCES AND CASH (Tables)	12 Months Ended
Dec. 31, 2024
PLEDGED BANK DEPOSITS/BANK BALANCES AND CASH
Schedule of pledged bank deposits/bank balances and cash

	As at	As at
	December 31,	December 31,
	2023	2024
	USD’000	USD’000
Bank balances and cash
– Cash on hand	40	811
– Bank balances (Note i)	152,868	253,908
	152,908	254,719
Pledged bank deposits (Note ii)	3,086	2,855
	155,994	257,574

Notes:

i.	As at December 31, 2024, bank balances of the Group carried interest at market rates which ranges from Nil to 3.70% (2023: Nil to 5.05)% per annum.
ii.	As at December 31, 2024, bank deposits of USD2,855,000 (2023: USD3,086,000) carrying interest rate at Nil to 5.00% (2023: Nil to 4.25%) per annum, are pledged to banks to secure the rental payments to the lessors.